Revenue - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Revenue
Capitalized contract costs	$ 0	$ 0		$ 0
Amortization of deferred contract costs	1,200,000	300,000	$ 1,300,000
Prepaid expenses and other current assets
Revenue
Contract assets	400,000	500,000
Accounts receivable
Revenue
Receivables from contracts with customers	$ 104,700,000	$ 89,000,000.0		$ 118,000,000.0